S-K 1602(a)(3) Forepart, Sponsor Compensation - Sponsor [Member] - Class B Ordinary Shares [Member]	Jan. 02, 2026 USD ($) shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	7,187,500
Price Paid or to be Paid for Securities, Total Amount | $	$ 937,500